Supplemental Information on Gas-Producing Activities (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2013
Costs Incurred for Property Acquisitions, Exploration and Development

Costs incurred for property acquisitions, exploration and development are as follows for Rice Energy (in thousands):

	For the Years Ended December 31,
	2013	2012	2011
Acquisitions:
Unproved leaseholds	$305,000	$47,396	$16,877
Development costs	184,217	89,307	72,776
Exploration costs:
Geological and geophysical	9,951	3,275	660

Total costs incurred	$499,168	$139,978	$90,313

Results of Operations Related to Natural Gas Production

The following table presents the results of operations related to natural gas production for Rice Energy (in thousands):

	For the Years Ended December 31,
	2013	2012	2011
Revenues	$87,847	$26,743	$13,972
Production costs	19,712	8,824	2,157
Exploration costs	9,951	3,275	660
Depreciation, depletion and amortization	29,808	13,329	5,920
Write-down of abandoned leases	—	2,253	109
General and administrative expenses	5,108	3,050	2,212

Results of operations from producing activities	$23,268	$(3,988)	$2,914

Reserve Quantity Information

Reserve quantity information is as follows for Rice Energy:

	Natural Gas (MMcf)
	For the Years Ended December 31,
	2013	2012	2011
Proved developed and undeveloped reserves:
Beginning of year	304,272	232,996	12,230
Extensions and discoveries	100,626	176,956	223,538
Revision of previous estimates	757	(96,911)	620
Production	(22,995)	(8,769)	(3,392)

End of year	382,660	304,272	232,996

Proved developed reserves:
End of year	144,310	61,225	25,397
Proved undeveloped reserves:
End of year	238,350	243,047	207,599

Estimated Discounted Future Net Cash Flows Related to Proved Natural Gas Reserves

Information with respect to Rice Energy’s estimated discounted future net cash flows related to its proved natural gas reserves is as follows (in thousands):

	For the Years Ended December 31,
	2013	2012	2011
Future cash inflows	$1,496,294	$869,882	$1,015,589
Future production costs	(517,101)	(323,855)	(208,733)
Future development costs	(219,879)	(262,084)	(206,612)

Future net cash flows	759,314	283,943	600,244
10% annual discount for estimated timing of cash flows	(342,150)	(181,725)	(330,924)

Standardized measure of discounted future net cash flows(1)	$417,164	$102,218	$269,320

(1)	Does not include the effects of income taxes on future revenues at December 31, 2013 and 2012 because as of December 31, 2013 and 2012, the Company was a limited liability company not subject to entity-level taxation. Accordingly, no provision for federal or state corporate income taxes has been provided because taxable income was passed through to the Company’s equity holders. However, in connection with the closing of the IPO, as a result of the corporate reorganization, the Company became a corporation subject to federal income tax and, as such, its future income taxes will be dependent upon its future taxable income

Principal Sources of Changes in Standardized Measure of Discounted Future Net Cash Flows

The following are the principal sources of changes in the standardized measure of discounted future net cash flows for Rice Energy (in thousands):

	For the Years Ended December 31,
	2013	2012	2011
Balance at beginning of period	$102,218	$269,320	$46,422
Net change in prices and production costs	101,345	(83,873)	(15,929)
Net change in future development costs	29,336	(31,811)	(3,695)
Natural gas net revenues	(68,135)	(18,376)	(11,815)
Extensions	114,489	38,937	243,003
Revisions of previous quantity estimates	1,133	(108,209)	(14,259)
Previously estimated development costs incurred	66,894	17,036	3,040
Accretion of discount	10,230	26,932	4,642
Changes in timing and other	59,654	(7,738)	17,911

Balance at end of period	$417,164	$102,218	$269,320

Marcellus Joint Venture
Costs Incurred for Property Acquisitions, Exploration and Development

Costs incurred for property acquisitions, exploration and development related to the Company’s Marcellus joint venture (“the Marcellus joint venture”) are as follows (represents Rice Energy’s proportionate share, in thousands):

	For the Years Ended December 31,
	2013	2012	2011
Acquisitions:
Unproved leaseholds	$—	$—	$519
Development costs	46,571	46,725	21,700
Exploration costs:
Geological and geophysical	—	—	—

Total costs incurred	$46,571	$46,725	$22,219

Results of Operations Related to Natural Gas Production

The following table presents Rice Energy’s share of the results of operations related to natural gas production of the Marcellus joint venture (represents Rice Energy’s proportionate share, in thousands):

	For the Years Ended December 31,
	2013	2012	2011
Revenues	$45,339	$13,142	$2,872
Production costs	12,557	5,436	379
Impairment of oil and gas properties	—	—	1,296
Depreciation, depletion and accretion	12,500	4,702	1,092
General and administrative expenses	1,557	986	—

Results of operations from producing activities	$18,725	$2,018	$105

Reserve Quantity Information

Reserve quantity information is as follows for the Marcellus joint venture (represents Rice Energy’s proportionate share, in thousands):

	Natural Gas (MMcf)
	For the Years Ended December 31,
	2013	2012	2011
Proved developed and undeveloped reserves:
Beginning of year	128,118	58,103	—
Extensions and discoveries	19,812	98,119	58,800
Revision of previous estimates	(26,803)	(23,808)	—
Production	(11,443)	(4,296)	(697)

End of year	109,684	128,118	58,103

Proved developed reserves:
End of year	52,370	35,013	14,474
Proved undeveloped reserves:
End of year	57,314	93,105	43,629

Estimated Discounted Future Net Cash Flows Related to Proved Natural Gas Reserves

Information with respect to Rice Energy’s share of the Marcellus joint venture’s estimated discounted future net cash flows related to its proved natural gas reserves is as follows (in thousands):

	For the Years Ended December 31,
	2013	2012	2011
Future cash inflows	$427,167	$364,157	$252,384
Future production costs	(132,427)	(127,086)	(29,683)
Future development costs	(46,344)	(86,213)	(51,882)

Future net cash flows	248,396	150,858	170,819
10% annual discount for estimated timing of cash flows	(102,293)	(79,781)	(100,232)

Standardized measure of discounted future net cash flows(1)	$146,103	$71,077	$70,587

(1)	Does not include the effects of income taxes on future revenues at December 31, 2013 and 2012 because as of December 31, 2013 and 2012, the Company was a limited liability company not subject to entity-level taxation. Accordingly, no provision for federal or state corporate income taxes has been provided because taxable income was passed through to the Company’s equity holders. However, in connection with the closing of the IPO, as a result of the corporate reorganization, the Company became a corporation subject to federal income tax and, as such, its future income taxes will be dependent upon its future taxable income.

Principal Sources of Changes in Standardized Measure of Discounted Future Net Cash Flows

The following is for the Marcellus joint venture (represents Rice Energy’s proportionate share, in thousands), the principal sources of changes in the standardized measure of discounted future net cash flows:

	For the Years Ended December 31,
	2013	2012	2011
Balance at beginning of period	$71,077	$70,587	$—
Net change in prices and production costs	81,974	(26,855)	—
Net change in future development costs	2,781	(262)	—
Natural gas net revenues	(32,782)	(7,707)	(2,494)
Extensions	18,950	38,131	73,081
Revisions of previous quantity estimates	(14,752)	(28,923)	—
Previously estimated development costs incurred	31,253	12,862	—
Accretion of discount	7,111	7,059	—
Changes in timing and other	(19,509)	6,185	—

Balance at end of period	$146,103	$71,077	$70,587